Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and ASU of FASB.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of AVROBIO, Inc. and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Segment Information
Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision maker is the chief executive officer (“CEO”). The Company and the CEO view the Company’s operations and manage its business as one operating segment. All material long-lived assets of the Company reside in the United States.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires that the Company make estimates and judgments that may affect the reported amounts of assets, liabilities and expenses and the related disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. On an on-going
basis, the Company evaluates its estimates, judgments and methodologies. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with original maturities of three months or less at acquisition to be cash equivalents. As of December 31, 2023 and 2022, cash and cash equivalents were primarily held in interest-bearing money market funds.

Concentrations of Credit Risk
Concentrations of Credit Risk
The Company has no significant
off-balance
sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents and restricted cash. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash and cash equivalents in financial institutions that it believes have high credit quality and has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Fair Value Measurements
Fair Value Measurements
Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1— Fair values are determined utilizing prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.

•
Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3—Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying amounts of the Company’s financial instruments, which include cash equivalents, accounts payable, and accrued expenses, approximated their fair values as of December 31, 2023 and 2022 due to the short-term
nature of these instruments.
The Company has evaluated the estimated fair value of financial instruments using available market information. The use of different market assumptions, estimation methodologies, or both, could have a significant effect on the estimated fair value amounts. See Note 4
“Fair Value of Financial Assets and Liabilities”
for further discussion.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost. Depreciation and amortization is calculated using the straight-line method over the following estimated useful lives of the assets:

Estimated Useful Life
Laboratory and office equipment	5 years
Computer equipment	2 years
Leasehold improvements	Lesser of lease term or 10 years

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flows. During the year ended December 31, 2023 the Company recognized a $937 loss on impairment of property, plant, and equipment as a result of the reclassification of these assets to held for sale. The Company did not record any impairment loss during the year ended December 31, 2022.

Leases
Leases
Prior to January 1, 2022, the Company accounted for leases in accordance with FASB ASC 840, Leases. At lease inception, the Company determined if an arrangement was an operating or capital lease. For operating leases, the Company recognized rent expense, inclusive of rent escalations, on a straight-line basis over the lease term.
Effective on January 1, 2022, the Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). Upon transition, the Company applied the package of practical expedients permitted under ASC 842 transition guidance to its entire lease portfolio at January 1, 2022. As a result, the Company was not required to reassess (i) whether any expired or existing contracts are or contain leases, (ii) the classification of any expired or existing leases, and (iii) initial direct costs for any existing leases. Furthermore, as a lessee the Company elected to combine lease and non-lease
components together for the majority of its leases. As a result, for these applicable classes of underlying assets, the Company accounted for each separate lease component and the non-lease
components associated with that lease component as a single lease component.
In accordance with ASC 842, the Company determines whether an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company records leases at the lease commencement date, when control of the underlying asset is transferred from the lessor to the lessee, as operating or finance leases and records a right-of-use
(“ROU”) asset and a lease liability on the consolidated balance sheet for all leases with a lease term of greater than twelve months. The Company has elected to not recognize leases with a lease term of twelve months or less on the balance sheet and will recognize lease payments for such short-term leases as an expense on a straight-line basis.
The Company enters into contracts that contain both lease and non-lease
components.
Non-lease
components may include items such as maintenance, utilities, or other operating costs. For leases of real estate, the Company combines the lease and associated non-lease
components in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use
assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.
Operating lease assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term using the discount rate implicit in the lease if readily determinable. If the rate implicit is not readily determinable, the Company utilizes its incremental borrowing rate based upon the available information at the lease commencement date. ROU assets are further adjusted for items such as initial direct costs, prepaid rent, or lease incentives. Operating lease payments are expensed using the straight-line method as an operating expense over the lease term. The Company’s lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option. Finance lease assets are amortized to depreciation expense using the straight-line method over the shorter of the useful life of the related asset or the lease term. Finance lease payments are bifurcated into (i) a portion that is recorded as interest expense and (ii) a portion that reduces the finance lease liability associated with the lease.
During the year ended December 31, 2023 the Company recognized a $940 loss on impairment of ROU assets as a result of the discontinued use of lab space in Cambridge, Massachusetts, United States. The Company did not record any impairment loss during the year ended December 31, 2022.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) is defined as the change in stockholders’ equity of a business enterprise during a period from transactions and other events and circumstances from non-owner
sources. Comprehensive income (loss) includes net income (loss) as well as other changes in stockholders’ equity (deficit) which includes certain changes in equity that are excluded from net income (loss). Comprehensive loss has been disclosed in the accompanying consolidated statements of operations and comprehensive loss and equals the Company’s net loss for all periods presented.

Foreign Currency Translation
Foreign Currency Translation
The functional currency of the Company’s international operations in Canada and Australia is the U.S. dollar. Accordingly, all operating assets and liabilities of these international subsidiaries are remeasured into U.S. dollars using the exchange rates in effect at the balance sheet date or historical rates, as appropriate, while expenses are remeasured into U.S. dollars at the average rates in effect during the period. Any differences resulting from the remeasurement of assets, liabilities, and operations of the Canadian and Australian subsidiaries are recorded within other (expense) income, net in the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2023 and 2022, the Company recorded foreign exchange losses of $122 and $92, respectively, in other expense in the consolidated statements of operations and comprehensive loss.

Research and Development Expenses
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, stock-based compensation and benefits, facilities costs, depreciation, third-party license fees, and external costs of outside vendors engaged to conduct preclinical development activities and clinical trials as well as to manufacture research and development materials.
Non-refundable
prepayments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized. Such amounts are recognized as an expense as the goods are delivered or the related services are performed or until it is no longer expected that the goods will be delivered or the services rendered.
The Company has entered into various research and development related contracts with parties both inside and outside of the United States. The payments related to these agreements are recorded as research and development expenses as incurred. The Company records accrued liabilities for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Stock-Based Compensation
Stock-Based Compensation
For stock-based awards issued to employees and members of the Company’s Board for their services on the Board, the Company measures the estimated fair value of the stock-based award on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company issues stock-based awards with only service-based vesting conditions and records the expense for these awards using the straight-line method. The Company has not issued any stock-based awards with performance- or market-based vesting conditions. The Company accounts for forfeitures as they occur.
The measurement date for
non-employee
awards is the later of the adoption date of ASU
2018-07,
or the date of grant. For stock-based awards granted to nonemployees subject to graded vesting that only contain service conditions, the Company has elected to recognize stock-based compensation expense using the straight-line recognition method.
The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s cash compensation costs are classified.
The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. As there was no public market for its common stock prior to June 21, 2018, which was the first day of trading, and as the trading history of the Company’s common stock was limited through December 31, 2022, the Company determined the volatility for awards granted based on an analysis of reported data for a group of guideline companies that issued options with substantially similar terms. The expected volatility has been determined using a weighted-average of the historical volatility measures of this group of guideline companies. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The Company has not paid, and does not anticipate paying, cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.

Income Taxes
Income Taxes
Deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established.
The Company accounts for uncertain tax positions recognized in the consolidated financial statements by prescribing a more-likely-than-not
threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Net Income (Loss) per Share
Net Income (Loss) per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period, without consideration of potential dilutive securities. Diluted net loss per share is computed by adjusting the weighted-average shares outstanding for the potential dilutive effects of common stock equivalents outstanding during the period calculated in accordance with the treasury stock method. For purposes of the diluted net loss per share calculation, stock options and restricted stock units are considered to be common stock equivalents but have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive for all periods presented. Therefore, basic and diluted net loss per share were the same for all periods presented.

Subsequent Event Considerations
Subsequent Event Considerations
The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the consolidated financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated as required. See Note 16.

Recently Adopted Accounting Pronouncements
Recently Issued Accounting Pronouncements
In December 2023, the FASB issued Accounting Standard Update ASU
2023-09
“Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU
2023-09
address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the United States and in foreign jurisdictions. ASU
2023-09
is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statement disclosures.
In October 2023, the FASB issued ASU
2023-06
“Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” which incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification (“Codification”). The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety Codification topics, allow investors to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective, with early adoption prohibited. The amendments in this ASU should be applied prospectively. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statement disclosures.